Exploration Contracts - Schedule of breakdown of exploration expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Break Down Of Exploration Expenses [Line Items]
Exploration labor	$ 4,047	$ 2,781
Offshore campaigns	39,032	27,993
Share-based compensation (Note 16)	26,970	833
Amortization	452	562
External consulting	6,814	4,168
Travel, workshop and other	1,441	877
PMTS	14,250	11,667
Exploration and evaluation expenses	93,006	48,881
General
Schedule Of Break Down Of Exploration Expenses [Line Items]
External consulting	12	40
Exploration and evaluation expenses	12	40
NORI Exploration Contract
Schedule Of Break Down Of Exploration Expenses [Line Items]
Exploration labor	2,769	1,558
Offshore campaigns	38,956	23,119
Share-based compensation (Note 16)	17,116	449
Amortization	448	556
External consulting	6,403	2,829
Travel, workshop and other	1,064	664
PMTS	11,400	9,333
Exploration and evaluation expenses	78,156	38,508
Marawa Agreements
Schedule Of Break Down Of Exploration Expenses [Line Items]
Exploration labor	606	722
Offshore campaigns	33	2,619
Share-based compensation (Note 16)	4,401	276
External consulting	200	650
Travel, workshop and other	123	191
PMTS	1,425	1,167
Exploration and evaluation expenses	6,788	5,625
TOML Exploration Contract
Schedule Of Break Down Of Exploration Expenses [Line Items]
Exploration labor	672	501
Offshore campaigns	43	2,255
Share-based compensation (Note 16)	5,453	108
Amortization	4	6
External consulting	199	649
Travel, workshop and other	254	22
PMTS	1,425	1,167
Exploration and evaluation expenses	$ 8,050	$ 4,708